UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10607

Large Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Large-Cap Portfolio                                                                                                                                 as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	8,000	$567,440
		$567,440
Beverages — 4.1%
Coca-Cola Co. (The)	10,000	$523,100
PepsiCo, Inc.	9,000	583,650
		$1,106,750
Biotechnology — 2.6%
Amgen, Inc. (1)	6,000	$331,740
Genentech, Inc. (1)	5,000	378,300
		$710,040
Capital Markets — 4.6%
Bank of New York Co., Inc. (The)	13,500	$559,440
Merrill Lynch & Co., Inc.	5,000	417,900
SEI Investments Co.	9,000	261,360
		$1,238,700
Chemicals — 2.4%
Air Products and Chemicals, Inc.	8,000	$642,960
		$642,960
Communications Equipment — 3.9%
Cisco Systems, Inc. (1)	37,500	$1,044,375
		$1,044,375
Computer Peripherals — 1.1%
Apple, Inc. (1)	2,500	$305,100
		$305,100
Consumer Finance — 3.7%
American Express Co.	8,000	$489,440
Capital One Financial Corp.	6,500	509,860
		$999,300
Diversified Financial Services — 1.3%
Citigroup, Inc.	7,000	$359,030
		$359,030
Electrical Equipment — 3.8%
Cooper Industries, Inc.	8,000	$456,720
Emerson Electric Co.	12,000	561,600
		$1,018,320

Electronic Equipment & Instruments — 2.3%
CDW Corp. (1)	4,000	$339,880
Molex, Inc.	9,500	285,095
		$624,975
Energy Equipment & Services — 4.9%
Baker Hughes, Inc.	9,000	$757,170
National-Oilwell Varco, Inc. (1)	5,500	573,320
		$1,330,490
Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	11,000	$643,720
CVS Caremark Corp.	13,000	473,850
		$1,117,570
Health Care Equipment & Supplies — 6.5%
DENTSPLY International, Inc.	11,400	$436,164
Medtronic, Inc.	11,000	570,460
St. Jude Medical, Inc. (1)	8,000	331,920
Varian Medical Systems, Inc. (1)	10,000	425,100
		$1,763,644
Hotels, Restaurants & Leisure — 1.3%
International Game Technology	9,000	$357,300
		$357,300
Household Products — 3.7%
Colgate-Palmolive Co.	4,000	$259,400
Procter & Gamble Co.	12,000	734,280
		$993,680
Industrial Conglomerates — 4.3%
General Electric Co.	30,000	$1,148,400
		$1,148,400
Insurance — 4.6%
AFLAC, Inc.	12,500	$642,500
American International Group, Inc.	8,600	602,258
		$1,244,758
Internet Software & Services — 1.7%
eBay, Inc. (1)	14,000	$450,520
		$450,520
IT Services — 2.5%
Automatic Data Processing, Inc.	8,500	$411,995
Cognizant Technology Solutions Corp., Class A (1)	3,500	262,815
		$674,810

Machinery — 2.6%
Deere & Co.	2,500	$301,850
Dover Corp.	8,000	409,200
		$711,050
Media — 1.1%
Omnicom Group, Inc.	5,400	$285,768
		$285,768
Metals & Mining — 1.2%
Alcoa, Inc.	8,000	$324,240
		$324,240
Multiline Retail — 3.4%
Kohl’s Corp. (1)	5,000	$355,150
Target Corp.	9,000	572,400
		$927,550
Office Electronics — 1.3%
Zebra Technologies Corp., Class A (1)	9,000	$348,660
		$348,660
Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	9,000	$734,310
Marathon Oil Corp.	4,000	239,840
		$974,150
Pharmaceuticals — 5.9%
Abbott Laboratories	13,000	$696,150
Merck & Co., Inc.	9,000	448,200
Wyeth	8,000	458,720
		$1,603,070
Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.	18,000	$427,680
Linear Technology Corp.	11,000	397,980
Texas Instruments, Inc.	17,000	639,710
		$1,465,370
Software — 4.1%
Citrix Systems, Inc. (1)	9,000	$303,030
Microsoft Corp.	27,500	810,425
		$1,113,455
Specialty Retail — 2.9%
Lowe’s Companies, Inc.	11,000	$337,590
Staples, Inc.	19,000	450,870
		$788,460

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	8,000	$466,320
		$466,320
Total Common Stocks (identified cost $20,733,843)		$26,706,255
Total Investments — 98.8% (identified cost $20,733,843)		$26,706,255
Other Assets, Less Liabilities — 1.2%		$314,453
Net Assets — 100.0%		$27,020,708

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$20,778,485
Gross unrealized appreciation	$6,188,105
Gross unrealized depreciation	(260,335)
Net unrealized appreciation	$5,927,770

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	August 27, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	August 27, 2007